Other Financial Liabilities - Series D detachable warrants (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2019	Jan. 22, 2020	Sep. 30, 2017
Detailed Information Regarding Warrants [Line Items]
Term of warrants		7 years
Period after issuance in which warrants become exercisable	6 months
Number of warrants outstanding (in shares)		6,750,000
Right to receive cash, unaffiliated unitholders ($ per share)			$ 1.55
Warrants, $4.55
Detailed Information Regarding Warrants [Line Items]
Number of warrants issued (in shares)	4,500,000
Warrants, exercise price (USD per share)	$ 4.55
Warrants, $6.05
Detailed Information Regarding Warrants [Line Items]
Number of warrants issued (in shares)	2,250,000
Warrants, exercise price (USD per share)	$ 6.05			$ 4.55